Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Inventory

Note 5 — Inventory

Inventories are stated at the lower of cost or net realizable value, with cost principally determined by the weighted-average cost method on a first-in, first-out basis. Such costs include the acquisition cost for raw materials and operating supplies.

Inventory consisted of the following as of December 31, 2024 and December 31, 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Finished goods	$500	$—
Inventory, gross	500	—
Inventory reserves	—	—
Total inventory, net	$500	$—

Inventory Reserves

The Company establishes an inventory reserve for obsolete, slow moving, and defective inventory. The Company calculates inventory reserves for obsolete, slow moving, or defective items as the difference between the cost of inventory and its estimated net realizable value. The reserves are based upon management’s expected method of disposition. As of December 31, 2024 and 2023, no inventory reserves were required, and no provisions, recoveries, or adjustments were recorded during either year.